Investment In Navios Europe Inc (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended		0 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 09, 2013 Navios Holdings	Oct. 09, 2013 Navios Acquisitions	Dec. 31, 2013 Navios Partners	Oct. 09, 2013 Navios Partners	Dec. 18, 2013 Fund From $117,753 Senior Loan	Dec. 18, 2013 New Junior Loan	Dec. 31, 2013 New Junior Loan	Oct. 09, 2013 Navios Holdings, Navios Acquisition and Navios Partners	Dec. 31, 2013 Navios Holdings, Navios Acquisition and Navios Partners	Dec. 18, 2013 Navios Holdings, Navios Acquisition and Navios Partners
Percentage of Navios Holdings in Navios Partners	21.60%	47.50%	47.50%		5.00%
Payments To Acquire Businesses Gross						$ 127,753
Long Term Debt	537,798										10,000
Loans Payable Fair Value Disclosure								71,929
Preferred Distribution Percentage										12.70%
Revolving Credit Facility Maximum Borrowing Capacity				925					24,100	18,500
Estimated Maximum Potential Loss				780
Debt instrument face amount							173,367
Initial investment in Navios Europe				500
Portion of the Navios Partners in Revolving Loan				$ 280
Profit Sharing Arrangement							On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan and repayments of the Navios Revolving Loans) according to a defined waterfall calculation as follows: First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 12.7% preferred distribution on the Navios Term Loans and the Navios Revolving Loans; Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan holder and (ii) the holders of the Navios Term Loans. The Navios Term Loan will be repaid from the future sale of vessels owned by Navios Europe and is deemed to be the initial investment by Navios Partners.